STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 2.1%
American Axle & Manufacturing Holdings	310,319	[a,b]	3,745,550
Cooper Tire & Rubber	139,179	[a]	3,746,699
Cooper-Standard Holdings	44,524	[b]	2,203,048
Dorman Products	80,452	[a,b]	5,782,890
Fox Factory Holding	105,464	[a,b]	8,445,557
Garrett Motion	205,531	[b]	2,912,374
Gentherm	92,356	[a,b]	3,778,284
LCI Industries	69,479	[a]	6,366,361
Motorcar Parts of America	52,387	[a,b]	936,680
Standard Motor Products	54,547		2,509,707
Superior Industries International	68,414		175,140
Winnebago Industries	80,366	[a]	3,238,750
			43,841,040
Banks - 10.7%
Ameris Bancorp	159,493	[a]	6,343,037
Axos Financial	149,904	[b]	4,393,686
Banc of California	116,301		1,817,785
Banner	86,573		5,130,316
Berkshire Hills Bancorp	126,545		4,150,676
Boston Private Financial Holdings	231,203		2,668,083
Brookline Bancorp	219,953		3,261,903
Central Pacific Financial	80,980		2,386,481
City Holding	44,518	[a]	3,447,919
Columbia Banking System	204,532		7,712,902
Community Bank System	141,205	[a]	9,318,118
Customers Bancorp	78,013	[b]	1,608,628
CVB Financial	282,702		6,222,271
Dime Community Bancshares	86,858		1,752,794
Eagle Bancorp	88,225		3,556,350
First BanCorp	606,250		6,523,250
First Commonwealth Financial	266,390		3,668,190
First Financial Bancorp	269,374		6,866,343
First Midwest Bancorp	304,654		6,589,666
Flagstar Bancorp	80,374		2,771,296
Franklin Financial Network	34,296	[a]	1,011,732
Glacier Bancorp	231,791	[a]	9,714,361
Great Western Bancorp	157,976		5,342,748
Hanmi Financial	86,196		1,852,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 10.7% (continued)
Heritage Financial	90,196	[a]	2,572,390
HomeStreet	75,570	[b]	2,193,041
Hope Bancorp	335,040		4,941,840
Independent Bank	93,772		7,291,711
LegacyTexas Financial Group	125,762		5,375,068
Meta Financial Group	77,446		2,390,758
National Bank Holdings, Cl. A	72,931		2,645,937
NBT Bancorp	118,867		4,600,153
NMI Holdings, Cl. A	186,461	[b]	4,639,150
Northfield Bancorp	129,682		2,029,523
Northwest Bancshares	294,605	[a]	5,052,476
OFG Bancorp	118,614		2,684,235
Old National Bancorp	412,196		7,258,772
Opus Bank	57,352		1,285,258
Oritani Financial	109,032	[a]	1,973,479
Pacific Premier Bancorp	124,876		3,949,828
Preferred Bank	38,044	[a]	2,061,604
Provident Financial Services	168,541		4,075,321
S&T Bancorp	92,835	[a]	3,534,228
Seacoast Banking Corporation of Florida	142,353	[a,b]	3,849,225
ServisFirst Bancshares	127,846	[a]	4,354,435
Simmons First National, Cl. A	261,843		6,742,457
Southside Bancshares	86,126	[a]	2,981,682
Tompkins Financial	33,703	[a]	2,762,635
Triumph Bancorp	68,025	[b]	2,123,060
Trustco Bank	270,197		2,188,596
United Community Banks	220,374		6,324,734
Veritex Holdings	128,214		3,280,996
Walker & Dunlop	77,339		4,511,957
Westamerica Bancorporation	74,861	[a]	4,798,590
			222,584,026
Capital Goods - 11.7%
AAON	111,943	[a]	5,686,704
AAR	89,226		3,735,000
Actuant, Cl. A	169,841		3,889,359
Aegion	84,281	[b]	1,588,697
Aerojet Rocketdyne Holdings	199,964	[a,b]	8,542,462
AeroVironment	59,050	[a,b]	3,238,892
Alamo Group	26,526		2,596,630
Albany International, Cl. A	83,214		7,155,572
American Woodmark	41,670	[b]	3,535,699
Apogee Enterprises	72,055	[a]	2,922,551
Applied Industrial Technologies	106,226		6,462,790
Arcosa	133,007		4,987,762

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.7% (continued)
Astec Industries	61,020		1,994,744
AZZ	71,495		3,330,237
Barnes Group	130,303		6,780,968
Briggs & Stratton	120,831	[a]	1,151,519
Chart Industries	98,378	[b]	7,430,490
CIRCOR International	55,777	[a,b]	2,119,526
Comfort Systems USA	102,449		4,302,858
Cubic	79,775		5,281,105
DXP Enterprises	44,826	[b]	1,521,843
Encore Wire	57,182		3,140,435
EnPro Industries	56,567		4,018,520
ESCO Technologies	71,292		5,957,160
Federal Signal	168,348		5,244,040
Franklin Electric	106,918		5,010,177
Gibraltar Industries	88,214	[b]	3,655,588
GMS	87,404	[b]	1,967,464
Griffon	94,565		1,546,138
Harsco	221,574	[b]	5,198,126
Hillenbrand	172,743		5,819,712
Insteel Industries	48,156	[a]	939,524
John Bean Technologies	87,142	[a]	10,340,270
Kaman	76,843		4,871,846
Lindsay	29,681	[a]	2,707,501
Lydall	48,580	[b]	1,146,488
Mercury Systems	152,472	[b]	12,429,517
Moog, Cl. A	88,933		7,244,482
Mueller Industries	155,610		4,697,866
MYR Group	45,116	[b]	1,629,590
National Presto Industries	14,332	[a]	1,318,114
Patrick Industries	63,550	[a,b]	2,915,039
PGT Innovations	161,736	[b]	2,607,184
Powell Industries	25,503		943,356
Proto Labs	74,177	[b]	7,721,826
Quanex Building Products	90,115		1,677,941
Raven Industries	100,438		3,639,873
Simpson Manufacturing	110,487	[a]	6,823,677
SPX	119,885	[b]	4,183,986
SPX FLOW	118,265	[b]	4,796,828
Standex International	34,824		2,450,565
Tennant	49,427		3,761,889
The Greenbrier Companies	88,021		2,544,687
Titan International	146,531		553,887
Triumph Group	139,455	[a]	3,378,995
Universal Forest Products	170,095		6,876,941

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.7% (continued)
Veritiv	36,971	[b]	644,035
Vicor	45,753	[a,b]	1,352,459
Wabash National	151,669		2,400,920
Watts Water Technologies, Cl. A	76,882		7,136,956
			243,549,010
Commercial & Professional Services - 4.3%
ABM Industries	181,515		7,639,966
Brady, Cl. A	137,325		7,103,822
Exponent	144,193		9,920,478
Forrester Research	29,548		1,398,507
FTI Consulting	105,586	[b]	11,028,458
Heidrick & Struggles International	54,091		1,606,503
Interface	166,683		2,310,226
Kelly Services, Cl. A	84,363		2,347,822
Korn Ferry	157,082		6,170,181
LSC Communications	92,972		92,972
Matthews International, Cl. A	88,172	[a]	3,011,074
Mobile Mini	125,729		4,269,757
Navigant Consulting	106,671		2,598,506
Pitney Bowes	489,050	[a]	1,980,653
R.R. Donnelley & Sons	205,535		415,181
Resources Connection	86,455		1,521,608
Team	83,127	[b]	1,376,583
TrueBlue	110,422	[b]	2,183,043
UniFirst	42,332		8,333,901
US Ecology	61,519	[a]	3,914,454
Viad	56,007		3,872,324
WageWorks	109,342	[b]	5,595,030
			88,691,049
Consumer Durables & Apparel - 4.4%
Callaway Golf	242,676	[a]	4,450,678
Cavco Industries	23,984	[b]	4,253,562
Century Communities	77,091	[a,b]	2,125,399
Crocs	179,123	[b]	4,092,961
Ethan Allen Interiors	69,215		1,424,445
Fossil Group	126,709	[a,b]	1,398,867
G-III Apparel Group	113,846	[a,b]	3,262,826
Installed Building Products	57,256	[b]	3,050,600
iRobot	77,801	[a,b]	5,687,253
Kontoor Brands	129,885		3,809,527
La-Z-Boy	127,506		4,206,423
LGI Homes	51,146	[b]	3,595,052
M.D.C. Holdings	136,471		4,932,062
M/I Homes	74,504	[b]	2,635,206

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 4.4% (continued)
Meritage Homes	99,590	[b]	6,255,248
Movado Group	44,741	[a]	1,178,031
Nautilus	90,585	[b]	174,829
Oxford Industries	47,602	[a]	3,483,990
Steven Madden	213,541		7,369,300
Sturm Ruger & Co.	47,571		2,687,762
TopBuild	94,956	[b]	7,703,780
Unifi	39,503	[b]	739,101
Universal Electronics	38,957	[b]	1,668,139
Vera Bradley	56,734	[a,b]	666,625
Vista Outdoor	157,570	[b]	1,134,504
William Lyon Homes, Cl. A	89,290	[b]	1,753,656
Wolverine World Wide	243,814		6,619,550
			90,359,376
Consumer Services - 2.5%
American Public Education	45,285	[b]	1,495,311
BJ‘s Restaurants	57,103	[a]	2,266,989
Bloomin‘ Brands	255,194	[a]	4,345,954
Career Education	191,297	[b]	3,626,991
Chuy's Holdings	46,023	[b]	1,088,444
Dave & Buster's Entertainment	101,793	[a]	4,137,885
Dine Brands Global	48,640	[a]	3,992,858
El Pollo Loco Holdings	64,370	[a,b]	633,401
Fiesta Restaurant Group	65,231	[a,b]	622,956
Monarch Casino & Resort	32,151	[b]	1,513,348
Red Robin Gourmet Burgers	35,023	[b]	1,156,459
Regis	82,350	[a,b]	1,507,005
Ruth's Hospitality Group	80,979		1,803,402
Shake Shack, Cl. A	71,925	[a,b]	5,369,920
Strategic Education	60,190		10,713,218
Wingstop	81,162		7,758,276
			52,032,417
Diversified Financials - 3.7%
Apollo Commercial Real Estate Finance	381,890	[c]	7,187,170
ARMOUR Residential	147,477	[a,c]	2,635,414
Blucora	132,229	[b]	3,958,936
Capstead Mortgage	262,557	[c]	2,213,355
Donnelley Financial Solutions	98,996	[a,b]	1,349,315
Encore Capital Group	71,501	[a,b]	2,572,606
Enova International	91,895	[b]	2,476,570
EZCORP, Cl. A	146,064	[a,b]	1,438,730
FirstCash	119,479		12,024,367
Granite Point Mortgage Trust	146,711	[c]	2,802,180
Greenhill & Co.	47,552	[a]	789,363

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 3.7% (continued)
INTL. FCStone	44,741	[b]	1,824,538
Invesco Mortgage Capital	358,888	[c]	5,914,474
New York Mortgage Trust	625,859	[a,c]	3,823,998
PennyMac Mortgage Investment Trust	211,226	[c]	4,653,309
Piper Jaffray	38,841		3,002,409
PRA Group	125,721	[a,b]	3,913,695
Redwood Trust	271,250	[c]	4,589,550
Virtus Investment Partners	19,427		2,081,797
Waddell & Reed Financial, Cl. A	204,355	[a]	3,576,212
WisdomTree Investments	333,112		2,065,294
World Acceptance	17,120	[a,b]	2,169,618
			77,062,900
Energy - 3.6%
Archrock	357,338		3,923,571
Bonanza Creek Energy	52,309	[a,b]	1,140,336
C&J Energy Services	172,455	[b]	1,886,658
Carrizo Oil & Gas	235,787	[a,b]	2,247,050
CONSOL Energy	74,484	[b]	1,600,661
Denbury Resources	1,311,646	[a,b]	1,482,160
Diamond Offshore Drilling	173,391	[a,b]	1,567,455
DMC Global	39,988	[a]	2,088,973
Dril-Quip	99,615	[a,b]	5,241,741
Era Group	59,154	[a,b]	610,469
Exterran	86,681	[b]	1,183,196
Geospace Technologies	36,628	[b]	571,763
Green Plains	111,478	[a]	1,124,813
Gulf Island Fabrication	35,000	[b]	250,600
Gulfport Energy	387,456	[a,b]	1,464,584
Helix Energy Solutions Group	389,718	[a,b]	3,413,930
HighPoint Resources	320,461	[a,b]	400,576
KLX Energy Services Holdings	64,786	[b]	1,018,436
Laredo Petroleum	436,908	[a,b]	1,450,535
Matrix Service	76,098	[b]	1,397,920
Nabors Industries	900,775	[a]	2,666,294
Newpark Resources	247,266	[a,b]	1,886,640
Noble	709,235	[b]	1,581,594
Oil States International	170,591	[b]	2,545,218
Par Pacific Holdings	85,226	[b]	1,965,312
PDC Energy	180,587	[a,b]	5,188,265
Penn Virginia	37,528	[b]	1,284,959
ProPetro Holding	208,401	[b]	3,778,310
Renewable Energy Group	105,562	[b]	1,434,588
REX American Resources	16,003	[b]	1,193,824
Ring Energy	169,408	[a,b]	415,050

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 3.6% (continued)
SEACOR Holdings	48,456	[b]	2,308,444
SM Energy	286,490		2,856,305
SRC Energy	653,500	[b]	2,666,280
Superior Energy Services	438,290	[b]	397,617
TETRA Technologies	370,593	[b]	578,125
Unit	151,470	[a,b]	984,555
US Silica Holdings	208,006	[a]	2,882,963
Whiting Petroleum	253,777	[a,b]	4,486,777
			75,166,547
Food & Staples Retailing - .3%
SpartanNash	98,149		1,160,121
The Andersons	74,632		2,003,869
The Chefs' Warehouse	64,004	[b]	2,334,226
United Natural Foods	143,440	[a,b]	1,414,318
			6,912,534
Food, Beverage & Tobacco - 2.1%
B&G Foods	182,326	[a]	3,332,919
Calavo Growers	43,906	[a]	3,883,047
Cal-Maine Foods	83,846	[a]	3,334,555
Coca-Cola Consolidated	12,674		3,720,199
Darling Ingredients	453,452	[b]	9,218,679
Dean Foods	246,678	[a]	357,683
J&J Snack Foods	41,517	[a]	7,715,519
John B. Sanfilippo & Son	24,593	[a]	2,137,378
MGP Ingredients	35,850	[a]	1,792,142
Seneca Foods, Cl. A	19,781	[b]	624,684
Universal	68,332		4,065,754
Vector Group	299,370		3,457,723
			43,640,282
Health Care Equipment & Services - 7.0%
Addus HomeCare	27,909	[b]	2,249,186
AMN Healthcare Services	128,459	[b]	6,857,141
AngioDynamics	100,396	[b]	2,046,070
BioTelemetry	93,614	[a,b]	4,395,177
Cardiovascular Systems	97,529	[b]	4,469,754
Community Health Systems	335,905	[a,b]	688,605
Computer Programs & Systems	34,080		879,605
CONMED	72,211		6,307,631
CorVel	24,867	[b]	2,118,668
Cross Country Healthcare	106,778	[b]	1,013,323
CryoLife	96,726	[b]	2,787,643
Cutera	40,932	[b]	1,046,222
Diplomat Pharmacy	165,911	[a,b]	874,351
HealthStream	72,912	[b]	2,059,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 7.0% (continued)
Heska	18,579	[b]	1,488,921
HMS Holdings	240,023	[b]	8,376,803
Integer Holdings	82,463	[b]	7,217,986
Invacare	88,611		474,069
Lantheus Holdings	106,264	[b]	2,403,692
LeMaitre Vascular	45,768	[a]	1,514,463
LHC Group	80,298	[b]	10,164,121
Magellan Health	65,252	[b]	4,589,826
Meridian Bioscience	121,337		1,449,977
Merit Medical Systems	153,062	[a,b]	6,039,827
Mesa Laboratories	9,937	[a]	2,500,944
Natus Medical	94,448	[b]	2,934,499
Neogen	144,597	[b]	10,324,226
NextGen Healthcare	131,898	[b]	2,157,851
Omnicell	114,364	[b]	8,601,316
OraSure Technologies	173,364	[b]	1,447,589
Orthofix Medical	53,763	[b]	2,873,632
Owens & Minor	186,181	[a]	504,551
Select Medical Holdings	302,662	[b]	5,066,562
SurModics	37,657	[b]	1,570,297
Tabula Rasa HealthCare	49,225	[a,b]	2,966,791
Tactile Systems Technology	47,623	[a,b]	2,749,752
The Ensign Group	138,541		8,348,481
The Providence Service	31,145	[b]	1,736,022
Tivity Health	134,985	[a,b]	2,355,488
U.S. Physical Therapy	35,634		4,599,637
Varex Imaging	104,347	[b]	3,317,191
			145,566,925
Household & Personal Products - 1.2%
Avon Products	1,215,368	[b]	5,165,314
Central Garden & Pet	30,301	[a,b]	920,544
Central Garden & Pet, Cl. A	116,621	[b]	3,212,909
Inter Parfums	47,077		3,261,495
Medifast	32,664		3,646,936
USANA Health Sciences	37,193	[b]	2,530,984
WD-40	37,962	[a]	6,892,381
			25,630,563
Insurance - 3.5%
Ambac Financial Group	121,458	[b]	2,212,965
American Equity Investment Life Holding	252,566		6,516,203
AMERISAFE	52,077		3,388,130
eHealth	53,084	[b]	5,507,465
Employers Holdings	88,484		3,884,448

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 3.5% (continued)
HCI Group	17,605	[a]	705,784
Horace Mann Educators	114,085		4,955,852
James River Group Holdings	84,211		4,027,812
ProAssurance	149,046		5,826,208
RLI	107,943	[a]	9,728,903
Safety Insurance Group	40,306		3,976,590
Selective Insurance Group	162,645		12,230,904
Stewart Information Services	66,720		2,524,018
Third Point Reinsurance	211,401	[b]	2,130,922
United Fire Group	58,242		3,044,309
United Insurance Holdings	61,367	[a]	695,288
Universal Insurance Holdings	90,297		2,240,269
			73,596,070
Materials - 4.1%
AdvanSix	79,874	[b]	2,047,969
AK Steel Holding	881,155	[a,b]	2,484,857
American Vanguard	68,522		978,494
Balchem	88,579		9,091,749
Boise Cascade	106,806		2,883,762
Century Aluminum	145,233	[a,b]	1,044,225
Clearwater Paper	48,769	[a,b]	957,335
Ferro	223,061	[b]	3,285,689
FutureFuel	71,733		835,689
H.B. Fuller	140,316		6,708,508
Hawkins	25,278		1,103,890
Haynes International	33,015		982,526
Innophos Holdings	55,720		1,513,912
Innospec	67,469		6,300,255
Kaiser Aluminum	43,767		4,213,449
Koppers Holdings	55,418	[b]	1,512,911
Kraton	89,571	[b]	2,747,143
Livent	411,013	[b]	2,646,924
LSB Industries	56,110	[a,b]	279,989
Materion	56,202		3,491,830
Mercer International	123,485		1,609,010
Myers Industries	95,452		1,543,459
Neenah	46,112		3,030,020
Olympic Steel	26,706		335,961
P.H. Glatfelter	123,012		2,007,556
Quaker Chemical	36,771	[a]	6,890,518
Rayonier Advanced Materials	143,236	[a]	666,047
Schweitzer-Mauduit International	83,098		2,861,064
Stepan	56,413		5,593,349
SunCoke Energy	253,202	[b]	1,921,803

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 4.1% (continued)
TimkenSteel	114,765	[a,b]	802,207
Tredegar	69,666		1,161,332
US Concrete	44,400	[b]	2,090,796
			85,624,228
Media & Entertainment - .8%
Care.com	73,077	[b]	800,924
Gannet	311,536	[a]	3,193,244
New Media Investment Group	155,096	[a]	1,670,384
QuinStreet	110,299	[a,b]	1,796,771
Scholastic	75,530		2,580,860
TechTarget	59,186	[b]	1,362,462
The E.W. Scripps, Cl. A	160,136	[a]	2,454,885
The Marcus	60,187		2,105,943
			15,965,473
Pharmaceuticals Biotechnology & Life Sciences - 5.3%
Acorda Therapeutics	114,096	[a,b]	790,685
Akorn	252,815	[b]	940,472
AMAG Pharmaceuticals	99,760	[b]	824,018
Amphastar Pharmaceuticals	97,766	[b]	1,969,985
ANI Pharmaceuticals	23,204	[a,b]	1,962,826
Anika Therapeutics	38,634	[b]	2,128,347
Arrowhead Pharmaceuticals	263,510	[b]	7,657,601
Assertio Therapeutics	190,895	[a,b]	654,770
Cambrex	93,137	[a,b]	4,079,401
Corcept Therapeutics	288,882	[a,b]	3,252,811
Cytokinetics	160,788	[a,b]	1,960,006
Eagle Pharmaceuticals	27,945	[b]	1,533,063
Emergent BioSolutions	125,808	[b]	5,553,165
Enanta Pharmaceuticals	43,987	[b]	3,299,905
Endo International	569,285	[b]	1,804,633
Genomic Health	59,301	[b]	4,327,194
Innoviva	187,096	[b]	2,222,700
Lannett	92,413	[a,b]	653,360
Luminex	117,753		2,558,773
Medpace Holdings	72,265	[b]	5,691,591
Momenta Pharmaceuticals	276,923	[b]	3,129,230
Myriad Genetics	202,060	[a,b]	5,888,028
NeoGenomics	282,640	[a,b]	6,887,937
Phibro Animal Health, Cl. A	55,835		1,738,144
Progenics Pharmaceuticals	227,081	[a,b]	1,221,696
REGENXBIO	84,703	[a,b]	3,761,660
Repligen	115,748	[a,b]	10,925,454
Spectrum Pharmaceuticals	295,516	[a,b]	2,240,011
Supernus Pharmaceuticals	143,452	[a,b]	4,786,993

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.3% (continued)
The Medicines Company	190,792	[a,b]	6,837,985
Vanda Pharmaceuticals	146,863	[b]	1,828,444
Xencor	133,228	[a,b]	5,864,697
			108,975,585
Real Estate - 6.7%
Acadia Realty Trust	229,922	[c]	6,453,911
Agree Realty	105,859	[a,c]	7,076,674
American Assets Trust	131,033	[c]	6,079,931
Armada Hoffler Properties	143,247	[c]	2,425,172
CareTrust	263,458	[c]	6,120,129
CBL & Associates Properties	481,396	[a,c]	505,466
Cedar Realty Trust	241,297	[c]	670,806
Chatham Lodging Trust	128,283	[c]	2,291,134
Chesapeake Lodging Trust	169,444	[c]	4,654,627
Community Healthcare Trust	48,682	[a,c]	2,000,343
DiamondRock Hospitality	560,323	[c]	5,642,453
Easterly Government Properties	190,271	[c]	3,590,414
Four Corners Property Trust	190,644	[a,c]	5,135,949
Franklin Street Properties	289,862	[c]	2,336,288
Getty Realty	95,294	[c]	2,856,914
Global Net Lease	233,249	[a,c]	4,553,020
Hersha Hospitality Trust	98,603	[a,c]	1,540,179
Independence Realty Trust	248,491	[c]	3,068,864
Innovative Industrial Properties	30,446	[a,c]	3,217,229
iStar	176,428	[a,c]	2,328,850
Kite Realty Group Trust	226,983	[c]	3,611,300
Lexington Realty Trust	581,372	[c]	5,738,142
LTC Properties	108,870	[a,c]	5,017,818
Marcus & Millichap	60,854	[a,b]	2,020,353
National Storage Affiliates Trust	159,103	[c]	4,819,230
NorthStar Realty Europe	135,164	[c]	2,297,788
Office Properties Income Trust	132,721	[a,c]	3,738,751
Pennsylvania Real Estate Investment Trust	159,265	[a,c]	952,405
RE/MAX Holdings, Cl. A	50,577		1,470,779
Realogy Holdings	317,725	[a]	1,655,347
Retail Opportunity Investments	313,384	[c]	5,684,786
RPT Realty	221,449	[a,c]	2,712,750
Saul Centers	33,120	[c]	1,814,645
Summit Hotel Properties	287,512	[a,c]	3,194,258
Universal Health Realty Income Trust	34,097	[c]	3,142,380
Urstadt Biddle Properties, Cl. A	84,870	[c]	1,832,343
Washington Prime Group	511,623	[a,c]	1,857,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 6.7% (continued)
Washington Real Estate Investment Trust	220,502	[c]	5,942,529
Whitestone	108,045	[a,c]	1,377,574
Xenia Hotels & Resorts	310,589	[a,c]	6,655,922
			138,084,644
Retailing - 4.6%
Abercrombie & Fitch, Cl. A	185,040	[a]	3,502,807
Asbury Automotive Group	54,200	[a,b]	4,990,736
Ascena Retail Group	500,414	[b]	222,284
Barnes & Noble	163,558		1,066,398
Barnes & Noble Education	109,949	[b]	384,822
Big Lots	111,060	[a]	2,843,136
Boot Barn Holdings	79,713	[b]	2,494,220
Caleres	114,300		2,146,554
Chico's FAS	314,001		1,001,663
Conn's	70,145	[b]	1,459,016
Core-Mark Holding	125,662		4,703,529
Designer Brands, Cl. A	159,897	[a]	2,938,907
Express	194,766	[a,b]	481,072
GameStop, Cl. A	230,765	[a]	927,675
Genesco	46,996	[a,b]	1,850,702
Group 1 Automotive	48,071	[a]	4,036,041
Guess?	141,029	[a]	2,376,339
Haverty Furniture	52,272		946,646
Hibbett Sports	51,788	[a,b]	952,899
J.C. Penney	904,613	[a,b]	719,620
Kirkland's	41,068	[a,b]	70,226
Liquidity Services	70,226	[b]	457,874
Lithia Motors, Cl. A	61,439	[a]	8,102,575
Lumber Liquidators Holdings	84,490	[a,b]	740,977
MarineMax	60,084	[a,b]	927,697
Monro	91,250	[a]	7,684,162
Office Depot	1,496,900		3,053,676
PetMed Express	59,033	[a]	1,025,403
Rent-A-Center	122,510	[b]	3,311,445
RH	44,455	[a,b]	6,197,027
Shoe Carnival	27,937	[a]	709,041
Shutterfly	94,709	[a,b]	4,800,799
Shutterstock	52,468	[a,b]	2,013,197
Sleep Number	82,129	[a,b]	4,038,283
Sonic Automotive, Cl. A	66,498	[a]	1,833,350
Stamps.com	44,611	[a,b]	2,130,175
Tailored Brands	143,285	[a]	697,798
The Buckle	75,124	[a]	1,528,773

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 4.6% (continued)
The Cato, Cl. A	64,150		921,836
The Children's Place	43,291	[a]	4,228,232
Tile Shop Holdings	112,306	[a]	290,873
Vitamin Shoppe	47,804	[a,b]	211,294
Zumiez	52,790	[a,b]	1,307,608
			96,327,387
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries	106,590	[b]	6,224,856
Axcelis Technologies	91,146	[b]	1,462,893
Brooks Automation	198,652	[a]	7,707,698
Cabot Microelectronics	79,999		9,731,878
CEVA	62,185	[b]	1,727,499
Cohu	116,294		1,763,017
Diodes	109,095	[b]	4,647,447
DSP Group	54,777	[b]	883,005
FormFactor	203,209	[b]	3,409,847
Ichor Holdings	63,693	[b]	1,605,701
Kopin	177,894	[b]	206,357
Kulicke & Soffa Industries	178,425		4,037,758
MaxLinear	178,415	[a,b]	3,921,562
Nanometrics	67,142	[b]	2,106,916
PDF Solutions	76,513	[b]	1,021,449
Photronics	182,436	[b]	1,756,859
Power Integrations	81,595		7,430,857
Rambus	308,410	[b]	3,842,789
Rudolph Technologies	84,859	[b]	2,284,404
SMART Global Holdings	36,225	[b]	1,102,689
SolarEdge Technologies	122,779	[a,b]	8,008,874
Ultra Clean Holdings	105,209	[a,b]	1,534,999
Veeco Instruments	133,921	[b]	1,594,999
Xperi	136,748		2,919,570
			80,933,923
Software & Services - 4.6%
8x8	264,417	[a,b]	6,390,959
Agilysys	48,457	[b]	1,188,650
Alarm.com Holdings	98,356	[a,b]	4,908,948
Bottomline Technologies	105,360	[b]	4,434,602
Cardtronics, Cl. A	103,875	[b]	2,958,360
CSG Systems International	91,707		4,699,067
Ebix	60,866	[a]	2,801,662
EVERTEC	165,033		5,284,357
ExlService Holdings	94,664	[b]	6,511,937
LivePerson	163,738	[a,b]	5,434,464
ManTech International, Cl. A	73,796		5,075,689

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 4.6% (continued)
MicroStrategy, Cl. A	22,305	[b]	3,049,763
Monotype Imaging Holdings	116,810		2,332,696
NIC	186,556		3,384,126
OneSpan	90,509	[b]	1,323,242
Perficient	91,722	[b]	3,134,141
Progress Software	122,060		5,283,977
Qualys	93,005	[a,b]	8,050,513
SPS Commerce	49,514	[b]	5,537,151
Sykes Enterprises	106,965	[b]	3,026,040
TiVo	334,605		2,536,306
TTEC Holdings	38,810		1,820,965
Unisys	145,502	[b]	1,802,770
Virtusa	77,290	[b]	3,453,317
			94,423,702
Technology Hardware & Equipment - 6.4%
3D Systems	320,639	[a,b]	2,892,164
ADTRAN	134,083		1,489,662
Anixter International	80,115	[b]	5,156,201
Applied Optoelectronics	56,505	[a,b]	565,615
Arlo Technologies	217,827	[b]	936,656
Badger Meter	79,715	[a]	4,263,955
Bel Fuse, Cl. B	29,952		493,908
Benchmark Electronics	106,405		2,879,319
CalAmp	92,650	[b]	1,033,974
Comtech Telecommunications	67,986		2,023,263
Control4	74,910	[b]	1,791,098
Cray	111,870	[b]	3,875,177
CTS	90,183		2,842,568
Daktronics	114,578		726,425
Diebold Nixdorf	211,753	[a,b]	2,945,484
Digi International	78,297	[b]	1,028,040
ePlus	37,728	[b]	2,863,555
Extreme Networks	326,146	[b]	2,654,828
Fabrinet	101,339	[b]	5,439,878
FARO Technologies	47,486	[b]	2,535,278
Finisar	336,315	[b]	7,913,492
Harmonic	247,910	[b]	1,851,888
II-VI	164,646	[a,b]	6,536,446
Insight Enterprises	97,454	[b]	5,361,919
Itron	91,779	[b]	5,690,298
KEMET	162,635	[a]	3,272,216
Knowles	253,510	[a,b]	5,158,928
Methode Electronics	100,590		3,012,670
MTS Systems	50,483		2,908,830

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 6.4% (continued)
NETGEAR	88,395	[b]	2,992,171
OSI Systems	46,345	[a,b]	5,216,593
Park Aerospace	51,319		933,493
Plexus	81,844	[b]	4,886,905
Rogers	51,048	[a,b]	8,099,276
Sanmina	192,406	[b]	6,108,890
ScanSource	72,506	[b]	2,461,579
TTM Technologies	261,939	[a,b]	2,739,882
Viavi Solutions	635,423	[b]	9,321,655
			132,904,179
Telecommunication Services - 1.3%
ATN International	30,618		1,722,875
Cincinnati Bell	140,349	[a,b]	536,133
Cogent Communications Holdings	116,158		7,319,116
Consolidated Communications Holdings	198,127		933,178
Frontier Communications	297,486	[a,b]	392,682
Iridium Communications	264,484	[b]	6,728,473
Spok Holdings	51,927		674,532
Vonage Holdings	610,149	[a,b]	7,565,848
			25,872,837
Transportation - 2.3%
Allegiant Travel	35,401	[a]	5,304,840
ArcBest	71,798		2,148,914
Atlas Air Worldwide Holdings	71,865	[b]	3,280,637
Echo Global Logistics	74,594	[b]	1,570,950
Forward Air	79,951		5,036,913
Hawaiian Holdings	134,344	[a]	3,491,601
Heartland Express	131,080		2,600,627
Hub Group, Cl. A	92,346	[b]	4,187,891
Marten Transport	108,811		2,183,837
Matson	116,441	[a]	4,763,601
Saia	71,994	[b]	5,493,142
SkyWest	141,428		8,586,094
			48,649,047
Utilities - 2.2%
American States Water	101,507	[a]	7,863,747
Avista	182,343		8,393,248
California Water Service Group	132,594	[a]	7,079,194
El Paso Electric	112,013		7,421,981
Northwest Natural Holding	84,884		6,062,415
South Jersey Industries	252,998		8,614,582
			45,435,167
Total Common Stocks (cost $1,489,706,195)			2,061,828,911

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Number of Rights
Rights - .0%
Materials - .0%
A. Schulman (cost $0)		90,112		0
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
2.18%, 9/12/19 (cost $324,185)		325,000	[d,e]	324,267
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,340,236)	2.28	1,340,236	[f]	1,340,236

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $27,104,917)	2.28	27,104,918	[f]	27,104,918
Total Investments (cost $1,518,475,533)		100.7%		2,090,598,332
Liabilities, Less Cash and Receivables		(.7%)		(15,258,162)
Net Assets		100.0%		2,075,340,170

a Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $467,446,520 and the value of the collateral held by the fund was $481,020,048, consisting of cash collateral of $27,104,918 and U.S. Government & Agency securities valued at $453,915,130.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	2,058,371,188	3,457,723	††	-	2,061,828,911
Investment Companies	28,445,154	-		-	28,445,154
Rights†	-	0	††	-	0
U.S. Treasury	-	324,267		-	324,267
Liabilities ($)
Other Financial Instruments:
Futures †††	(31,838)	-		-	(31,838)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Smallcap Stock Index Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	167	9/19	13,197,283	13,165,445	(31,838)
Gross Unrealized Depreciation				(31,838)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which

NOTES

can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2019, accumulated net unrealized appreciation on investments was $572,122,799, consisting of $780,955,960 gross unrealized appreciation and $208,833,161 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.